Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Calculation of Basic and Diluted EPS
Basic EPS
The calculation of basic EPS is as follows:

Continuing operations	2021	2020[1]	2019[1]
Earnings[2] (£m)	637.7	(2,971.6)	847.9
Weighted average shares used in basic EPS calculation (m)	1,194.1	1,223.0	1,250.0
EPS	53.4p	(243.0p)	67.8p
Discontinued operations	2021	2020	2019
Earnings[2] (£m)	—	6.5	(3.8)
Weighted average shares used in basic EPS calculation (m)	—	1,223.0	1,250.0
EPS	—	0.5p	(0.3p)
Continuing and discontinued operations	2021	2020[1]	2019[1]
Earnings[2] (£m)	637.7	(2,965.1)	844.1
Weighted average shares used in basic EPS calculation (m)	1,194.1	1,223.0	1,250.0
EPS	53.4p	(242.5p)	67.5p
Notes
[1]Figures have been restated as described in the accounting policies.
[2]Earnings is equivalent to profit/(loss) for the year attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follows:

Continuing operations	2021		2020[1]		2019[1]
Diluted earnings (£m)	637.7		(2,971.6)		847.9
Weighted average shares used in diluted EPS calculation (m)[2]	1,215.3		1,223.0		1,260.6
Diluted EPS	52.5	p	(243.0	p)	67.3	p
Discontinued operations	2021		2020		2019
Diluted earnings (£m)	—		6.5		(3.8)
Weighted average shares used in diluted EPS calculation (m)[2]	—		1,223.0		1,260.6
Diluted EPS	—		0.5	p	(0.3	p)
Continuing and discontinued operations	2021		2020[1]		2019[1]
Diluted earnings (£m)	637.7		(2,965.1)		844.1
Weighted average shares used in diluted EPS calculation (m)[2]	1,215.3		1,223.0		1,260.6
Diluted EPS	52.5	p	(242.5	p)	67.0	p
 Notes
[1]Figures have been restated as described in the accounting policies.
2The weighted average shares used in the basic EPS calculation for 2020 have also been used for diluted EPS due to the anti-dilutive effect of the weighted average shares calculated for the diluted EPS calculation.
Reconciliation Between Shares Used in Calculating Basic and Diluted EPS	A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2021	2020	2019
	m	m	m
Weighted average shares used in basic EPS calculation	1,194.1	1,223.0	1,250.0
Dilutive share options outstanding	1.3	—	0.3
Other potentially issuable shares	19.9	13.0	10.3
Weighted average shares used in diluted EPS calculation	1,215.3	1,236.0	1,260.6